Related-Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
General and administrative expenses	$ 14,514	$ 12,508	$ 13,035
Contribution from parent			20,000
Affiliates | Office Space Leases
Related Party Transaction [Line Items]
Rent expense	32	29	26
Allianz Life
Related Party Transaction [Line Items]
Service fee	8,368	6,454	6,799
Accrued service fee	948	939
Contribution from parent			20,000	20,000
Related Party Transactions
Related Party Transaction [Line Items]
General and administrative expenses	1,182	1,109	957
Payable to affiliates	97	192
Affiliated companies
Related Party Transaction [Line Items]
Service fee	212	199	184
Accrued service fee	22	15
Allianz Life Insurance Financial Service
Related Party Transaction [Line Items]
Related party transaction, commission expense	24,771	22,493	21,613
Related party transaction, revenue from related party	3,860	3,109	2,312
Related party transaction, expenses from related party	$ 1,454	$ 1,656	$ 2,185